TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes:
Current taxes	$ (204)	$ (101)	$ (125)
Deferred taxes	205	1,223
Total	1	1,122	(125)
Domestic	205	1,223
Foreign	$ (204)	$ (101)	$ (125)